Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

8.    Debt

        The following is a summary of outstanding debt (in millions):

As of December 31	2011	2010

Term loan credit facility due October 2013 (LIBOR + 1.38%)	$428	$—
Term loan credit facility (LIBOR + 2.5%)	—	975
8.205% junior subordinated deferrable interest debentures due January 2027	687	687
6.25% EUR 500 debt securities due July 2014	653	667
5.00% senior notes due September 2020	598	598
3.50% senior notes due September 2015	597	597
3.125% senior notes due May 2016	500	—
4.76% CAD 375 debt securities due March 2018	368	—
5.05% CAD 375 debt securities due April 2011	—	372
6.25% senior notes due September 2040	297	297
7.375% debt securities due December 2012	225	225
Other	139	88

Total debt	4,492	4,506
Less short-term and current portion of long-term debt	337	492

Total long-term debt	$4,155	$4,014

        At December 31, 2011, the Company had $50 million in commercial paper outstanding. The Company uses the proceeds from the commercial paper market from time to time to meet short term working capital needs.

        On May 24, 2011, Aon entered into an underwriting agreement for the sale of $500 million of 3.125% unsecured Senior Notes due 2016 (the "Notes"). On June 15, 2011, Aon entered into a Term Credit Agreement for unsecured term loan financing of $450 million ("2011 Term Loan Facility") due on October 1, 2013. The 2011 Term Loan Facility is a variable rate loan that is based on LIBOR plus a margin and at December 31, 2011, the effective annualized rate was approximately 1.67%. The Company used the net proceeds from the Notes issuance and 2011 Term Loan Facility borrowings to repay all amounts outstanding under its $1.0 billion three-year credit agreement dated August 13, 2010 ("2010 Term Loan Facility"), which was entered into in connection with the acquisition of Hewitt. The Company recorded a $19 million loss on the extinguishment of the 2010 Term Loan Facility as a result of the write-off of the deferred financing costs, which is included in Other income (expense) in the Consolidated Statements of Income.

        On March 8, 2011, an indirect wholly-owned subsidiary of Aon issued CAD 375 million ($368 at December 31, 2011 exchange rates) of 4.76% senior unsecured debt securities, which are due in March 2018 and are guaranteed by the Company. The Company used the net proceeds from this issuance to repay its CAD 375 million 5.05% debt securities upon their maturity on April 12, 2011.

        On August 13, 2010, in connection with the acquisition of Hewitt, Aon entered into an unsecured three-year Term Credit Agreement (the "2010 Term Loan Credit Facility"), which provided unsecured term loan financing of up to $1.0 billion. This Term Loan Credit Facility has an interest rate of LIBOR + 2.5%. The Company borrowed $1.0 billion under this facility on October 1, 2010 to finance a portion of the Hewitt purchase price. The Company incurred $26 million of deferred finance costs associated with the Term Loan Credit Facility that were to be amortized over the term of the loan. Concurrent with entering into the Term Loan Credit Facility, the Company also entered into a Senior Bridge Term Loan Credit Agreement which provided unsecured bridge financing of up to $1.5 billion (the "Bridge Loan Facility") to finance a portion of the Hewitt purchase price.

        In lieu of drawing under the Bridge Loan Facility, on September 7, 2010, Aon entered into an Underwriting Agreement (the "Underwriting Agreement") with several underwriters with respect to the offering and sale by the Company of $600 million aggregate principal amount of its 3.50% Senior Notes due 2015 (the "2015 Notes"), $600 million aggregate principal amount of its 5.00% Senior Notes due 2020 (the "2020 Notes") and $300 million aggregate principal amount of its 6.25% Senior Notes due 2040 (the "2040 Notes" and, together with the 2015 Notes and 2020 Notes, the "Notes") under the Company's Registration Statement on Form S-3. All of these Notes are unsecured. Deferred financing costs associated with the Notes of $12 million were capitalized and are included in Other non-current assets, and will be amortized over the respective term of each note. In 2011, the Company recorded $2 million of deferred financing cost amortization for both the Term Loan Credit Facility and the Notes, which is included in Interest expense in the Consolidated Statements of Income. Following the issuance of these Notes, on September 15, 2010, the Bridge Loan Facility was terminated and the Company recorded $14 million of related deferred financing costs in the Consolidated Statements of Income.

        As part of the Hewitt acquisition, the Company assumed $346 million of long-term debt including $299 million of privately placed senior unsecured notes with varying maturity dates. As of December 31, 2010, all of these notes had matured or have been early extinguished. Also, in 2010, $47 million in long-term debt held by PEPS I, a consolidated VIE, was repurchased with a majority of the PEPS I restricted cash.

        On October 15, 2010, the Company entered into a new €650 million ($849 million at December 31, 2011 exchange rates) multi-currency revolving loan credit facility (the "Euro Facility") used by certain of Aon's European subsidiaries. The Euro Facility replaced the previous facility which was entered into in October 2005 and matured in October 2010 (the "2005 Facility"). The Euro Facility expires in October 2015 and has commitment fees of 8.75 basis points payable on the unused portion of the facility, similar to the 2005 Facility. Aon has guaranteed the obligations of its subsidiaries with respect to this facility. The Company had no borrowings under the Euro Facility.

        In December 2009, Aon cancelled its $600 million 5-year U.S. committed bank credit facility that was to expire in February 2010 and entered into a new $400 million, 3-year facility to support commercial paper and other short-term borrowings. Based on Aon's current credit ratings, commitment fees of 35 basis points are payable on the unused portion of the facility. At December 31, 2011, Aon had no borrowings under this facility.

        On July 1, 2009, an indirect wholly-owned subsidiary of Aon issued €500 million ($653 million at December 31, 2011 exchange rates) of 6.25% senior unsecured debentures due on July 1, 2014. The carrying value of the debt includes $11 million related to hedging activities. The payment of the principal and interest on the debentures is unconditionally and irrevocably guaranteed by Aon. Proceeds from the offering were used to repay the Company's $677 million outstanding indebtedness under its 2005 Facility.

        In 1997, Aon created Aon Capital A, a wholly-owned statutory business trust ("Trust"), for the purpose of issuing mandatorily redeemable preferred capital securities ("Capital Securities"). Aon received cash and an investment in 100% of the common equity of Aon Capital A by issuing 8.205% Junior Subordinated Deferrable Interest Debentures (the "Debentures") to Aon Capital A. These transactions were structured such that the net cash flows from Aon to Aon Capital A matched the cash flows from Aon Capital A to the third party investors. Aon determined that it was not the primary beneficiary of Aon Capital A, a VIE, and, thus reflected the Debentures as long-term debt. During the first half of 2009, Aon repurchased $15 million face value of the Capital Securities for approximately $10 million, resulting in a $5 million gain, which was reported in Other income in the Consolidated Statements of Income. To facilitate the legal release of the obligation created through the Debentures associated with this repurchase and future repurchases, Aon dissolved the Trust effective June 25, 2009. This dissolution resulted in the exchange of the Capital Securities held by third parties for the Debentures. Also in connection with the dissolution of the Trust, the $24 million of common equity of Aon Capital A held by Aon was exchanged for $24 million of Debentures, which were then cancelled. Following these actions, $687 million of Debentures remain outstanding. The Debentures are subject to mandatory redemption on January 1, 2027 or are redeemable in whole, but not in part, at the option of Aon upon the occurrence of certain events.

        There are a number of covenants associated with both the U.S. and Euro facilities, the most significant of which require Aon to maintain a ratio of consolidated EBITDA (earnings before interest, taxes, depreciation, and amortization), adjusted for Hewitt related transaction costs and up to $50 million in non-recurring cash charges ("Adjusted EBITDA"), to consolidated interest expense of 4 to 1 and a ratio of consolidated debt to Adjusted EBITDA, of not greater than 3 to 1. Aon was in compliance with all debt covenants at December 31, 2011.

        Other than the Debentures, outstanding debt securities are not redeemable by Aon prior to maturity. There are no sinking fund provisions. Interest is payable semi-annually on most debt securities.

        Repayments of total debt are as follows (in millions):

2012	$337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957

$4,492

        The weighted-average interest rates on Aon's short-term borrowings were 0.5%, 0.7%, and 1.5% for the years ended December 31, 2011, 2010, and 2009, respectively.